Short-term investments - Summary of Short-term investments classification (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	¥ 20,000	$ 2,986	¥ 30,000
Fair value	¥ 20,000	$ 2,986	¥ 30,000